Commitments and Contingent Liabilities (Details 2) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Credit card processing agreements	Dec. 31, 2011 Credit card processing agreements	Dec. 31, 2012 Airbus A330-200 Purchase Aircraft Lease Financing Agreement item	Dec. 31, 2012 Airbus A330-200 Purchase Aircraft Lease Financing Agreement Estimated
Commitments
Number of aircraft for which order was placed			2
Committed lease financing			$ 180
Initial term of lease agreements			12 years
Additional extension period of agreement			2 years
Anticipated future principal payments
2013				15.3
2014				18.4
2015				18.4
2016				18.4
2017				18.4
Thereafter				131.6
Restricted cash	$ 5.0	$ 30.9
Holdback percentage		25.00%
Maximum limit of holdback (as a percent)	100.00%